Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-10-11	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Nov. 10, 2023
Erroneous Compensation Analysis [Text Block]	The Company adopted an incentive compensation clawback policy on November 10, 2023 that complies with the new SEC rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act and related stock exchange listing rules. The Company’s rights to recoupment under the clawback policy are in addition to any other rights of recoupment under the terms of any equity incentive plan or individual award.